Significant accounting policies - Impact of Adoption of ASU 2016-02 (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets	$ 841,200,000	$ 957,200,000	$ 1,068,300,000	$ 0
Other assets	375,700,000	172,500,000	187,600,000	204,900,000
Accounts payable and accrued liabilities	134,100,000	83,400,000	67,700,000	70,200,000
Current portion of operating lease liabilities	160,900,000	159,700,000	160,200,000	0
Current portion of other long-term liabilities	24,800,000	7,800,000	10,000,000.0	32,200,000
Operating lease liabilities	830,200,000	942,308,000	893,300,000	0
Other long-term liabilities	40,900,000	11,200,000	22,200,000	181,100,000
Deficit	$ (199,200,000)	$ (200,700,000)	(464,500,000)	$ (645,600,000)
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets			1,068,300,000
Other assets			(17,300,000)
Accounts payable and accrued liabilities			(2,500,000)
Current portion of operating lease liabilities			160,200,000
Current portion of other long-term liabilities			(22,200,000)
Operating lease liabilities			893,300,000
Other long-term liabilities			(158,900,000)
Deficit			$ 181,100,000